Note 11 - Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31, 2016
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive income:
Change in net unrealized gains on available-for-sale securities:
Unrealized holding gains arising during period	$8,550,015	$2,907,005	$5,643,010
Reclassification adjustment for gains included in income	(1,508,182)	(512,782)	(995,400)
Adjustment for effect of deferred acquisition costs	(211,683)	(71,972)	(139,711)
Net unrealized gains on investments	6,830,150	2,322,251	4,507,899
Change in defined benefit pension plan:
Actuarial net loss on pension plan	(390,459)	(132,756)	(257,703)
Amortization of actuarial net loss in net periodic pension cost	737,174	250,639	486,535
Net change in defined benefit pension plan	346,715	117,883	228,832

Total other comprehensive income	$7,176,865	$2,440,134	$4,736,731
	Year Ended December 31, 2015
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive loss:
Change in net unrealized gains on available-for-sale securities:
Unrealized holding losses arising during period	$(17,074,720)	$(5,805,405)	$(11,269,315)
Reclassification adjustment for gains included in income	(735,567)	(250,093)	(485,474)
Adjustment for effect of deferred acquisition costs	462,249	157,165	305,084
Net unrealized losses on investments	(17,348,038)	(5,898,333)	(11,449,705)
Change in defined benefit pension plan:
Actuarial net loss on pension plan	(1,515,949)	(515,422)	(1,000,527)
Amortization of actuarial net loss in net periodic pension cost	762,233	259,159	503,074
Net change in defined benefit pension plan	(753,716)	(256,263)	(497,453)

Total other comprehensive loss	$(18,101,754)	$(6,154,596)	$(11,947,158)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Gains	Defined	Accumulated
	(Losses) on	Benefit	Other
	Available-For-Sale	Pension	Comprehensive
	Securities	Plans	Income
For the year ended December 31, 2016:
Beginning balance	$6,293,702	$(5,536,541)	$757,161
Other comprehensive income (loss) before reclassifications	5,503,299	(257,703)	5,245,596
Amounts reclassified from accumulated other comprehensive income	(995,400)	486,535	(508,865)
Net current period other comprehensive income	4,507,899	228,832	4,736,731
Ending balance	$10,801,601	$(5,307,709)	$5,493,892

For the year ended December 31, 2015:
Beginning balance	$17,743,407	$(5,039,088)	$12,704,319
Other comprehensive loss before reclassifications	(10,964,231)	(1,000,527)	(11,964,758)
Amounts reclassified from accumulated other comprehensive income	(485,474)	503,074	17,600
Net current period other comprehensive loss	(11,449,705)	(497,453)	(11,947,158)
Ending balance	$6,293,702	$(5,536,541)	$757,161

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31,
Reclassification Adjustments	2016	2015
Unrealized gains on available-for-sale securities:
Realized gains on securities (a)	$1,508,182	$735,567
Income tax expense (c)	(512,782)	(250,093)
Net of tax	995,400	485,474

Defined benefit pension plans:
Amortization of actuarial net loss (b)	(737,174)	(762,233)
Income tax benefit (c)	250,639	259,159
Net of tax	(486,535)	(503,074)

Total reclassifications for the period	$508,865	$(17,600)